SUMMARY OF ACCOUNTING POLICIES - Accounting changes (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Significant Accounting Policies [Abstract]
Impact of adopting IFRS 15	$ (18,980)	$ 18,980	$ 0